Ordinary Shares	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Ordinary Shares

9. ORDINARY SHARES

The Company’s authorized share capital is US$50,000 divided into 500,000,000 shares comprising of (i) 400,000,000 Class A ordinary shares with a par value of US$0.0001 each, and (ii) 100,000,000 Class B ordinary shares with a par value of US$0.0001 each.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share entitles the holder to one vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share entitles the holder to twenty votes on all matters subject to vote at general meetings of the Company. Each Class B ordinary share is convertible into one Class A ordinary share. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

The Company has issued 30,000,000 Class A ordinary shares in aggregate as reserve for share options exercise during 2021 and 2022. The shares issued as reserve are not entitled to voting right and dividend right and therefore are not treated as outstanding.

As of December 31, 2025, there were 128,227,316 Class A ordinary shares and 24,734,013 Class B ordinary shares outstanding.